Consolidated Supplementary Insurance Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	$ 44,167	$ 33,099	$ 31,354
Net investment income	19,586	17,494	14,729
Policyholder Benefits and Interest Credited	41,074	34,106	32,850
Amortization of DAC and VOBA	4,898	2,477	1,055
Other Operating Expenses	15,085	11,935	11,355
Premiums Written (Excluding Life)	14,822	9,998	9,424
Latin America [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	3,371	2,599	2,108
Net investment income	1,105	940	632
Policyholder Benefits and Interest Credited	2,899	2,483	1,747
Amortization of DAC and VOBA	211	144	111
Other Operating Expenses	1,056	683	502
Premiums Written (Excluding Life)	817	519	391
Asia [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	8,663	2,032	1,300
Net investment income	1,855	479	187
Policyholder Benefits and Interest Credited	6,108	1,555	925
Amortization of DAC and VOBA	1,439	277	194
Other Operating Expenses	1,701	540	375
Premiums Written (Excluding Life)	4,268	410	134
Europe, the Middle East and Africa [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	3,188	675	425
Net investment income	634	231	117
Policyholder Benefits and Interest Credited	1,637	416	221
Amortization of DAC and VOBA	679	100	41
Other Operating Expenses	1,280	415	395
Premiums Written (Excluding Life)	848	200	65
Retail Products [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	9,107	8,406	8,156
Net investment income	6,947	7,127	6,708
Policyholder Benefits and Interest Credited	8,882	8,771	8,928
Amortization of DAC and VOBA	2,084	1,482	226
Other Operating Expenses	4,611	4,483	4,736
Premiums Written (Excluding Life)	0	0	0
Group, Voluntary and Worksite Benefits [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	16,549	16,667	16,503
Net investment income	1,840	1,821	1,648
Policyholder Benefits and Interest Credited	14,758	14,671	14,518
Amortization of DAC and VOBA	467	457	466
Other Operating Expenses	2,313	2,288	2,310
Premiums Written (Excluding Life)	8,862	8,869	8,834
Corporate Benefit Funding [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	3,080	2,571	2,737
Net investment income	5,640	5,462	4,948
Policyholder Benefits and Interest Credited	6,664	6,177	6,495
Amortization of DAC and VOBA	17	16	14
Other Operating Expenses	497	481	473
Premiums Written (Excluding Life)	0	0	0
Corporate & Other [Member]
Supplementary Insurance Information, by Segment [Line Items]
Premium Revenue and Policy Charges	209	149	125
Net investment income	1,565	1,434	489
Policyholder Benefits and Interest Credited	126	33	16
Amortization of DAC and VOBA	1	1	3
Other Operating Expenses	3,627	3,045	2,564
Premiums Written (Excluding Life)	$ 27	$ 0	$ 0